Income Taxes - Schedule of Cash Paid for Income Taxes (Net of Refunds) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Cash Paid for Income Taxes (Net of Refunds) [Line Items]
Total income taxes paid, net of refunds	$ 272,001		$ 2,208,238
United States [Member]
Schedule of Cash Paid for Income Taxes (Net of Refunds) [Line Items]
Total income taxes paid, net of refunds
Foreign (Hong Kong) [Member]
Schedule of Cash Paid for Income Taxes (Net of Refunds) [Line Items]
Total income taxes paid, net of refunds	$ 272,001		$ 2,208,238